UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	11/30/16

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

General AMT-Free Municipal Money Market Fund

General Treasury and Agency Money Market Fund

FORM N-CSR

Item 1.                         Reports to Stockholders.

General AMT-Free Municipal Money Market Fund

ANNUAL REPORT November 30, 2016

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General AMT-Free Municipal Money Market Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for General AMT-Free Municipal Money Market Fund, covering the 12-month period from December 1, 2015 through November 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds advanced over the reporting period despite bouts of market volatility stemming from various global economic developments. In December 2015, investor sentiment deteriorated amid sluggish global economic growth, falling commodity prices, and the first increase in short-term U.S. interest rates in nearly a decade. These worries sparked particularly sharp stock market declines in January 2016, but equities began to rally in February when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies further, and commodity prices began to rebound. Stocks generally continued to climb through the summer, driving several broad measures of U.S. stock market performance to record highs. Stock prices moderated in advance of U.S. elections, but markets subsequently rallied to new highs in anticipation of changes in U.S. fiscal and tax policies. In the bond market, yields of high-quality sovereign bonds moved lower over much of the reporting period due to robust investor demand for current income, but yields surged higher after the election amid expectations of rising interest rates.

The transition to a new U.S. president and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and political landscape, while others probably will face challenges. Consequently, selectivity could become a more important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
December 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2015 through November 30, 2016, as provided by Bill Vasiliou, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended November 30, 2016, General AMT-Free Municipal Money Market Fund’s Class A shares produced a yield of 0.03%, Class B shares yielded 0.01%, and Dreyfus shares yielded 0.07%. Taking into consideration the effects of compounding, the fund’s Class A shares, Class B shares, and Dreyfus shares produced effective yields of 0.03%, 0.01%, and 0.07%, respectively.1

Yields of municipal money market instruments climbed over much of the reporting period in response to changing supply-and-demand dynamics and expectations of higher short-term interest rates from the Federal Reserve Board (the “Fed”).

The Fund’s Investment Approach

The fund seeks a high level of current income, consistent with stability of principal, which is exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal personal income tax and the federal alternative minimum tax. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper, and municipal leases. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Supply-and-Demand Factors Drove Yields Higher

Early in the reporting period, persistent global economic challenges and sharp declines in commodity prices triggered a worldwide flight to traditional safe havens, such as U.S. Treasury securities and municipal bonds. Robust investor demand caused high-quality U.S. bond yields to fall even after the Fed raised short-term interest rates by 25 basis points in December 2015.

These yield levels persisted into the spring of 2016, when supply-and-demand dynamics caused yields of one-year notes and variable rate demand notes (VRDNs) to begin to rise. Demand for tax-exempt money market instruments fell significantly in anticipation of money market reforms slated to take effect in October, but issuance volumes increased from states and local authorities entering the market with one-year note financings. These developments put significant upward pressure on short-term yields. Yields also climbed in November when investors reacted to the unexpected outcome of the presidential election by revising upward their expectations for U.S. economic growth and short-term interest rates.

Fiscal conditions for tax-exempt issuers generally have remained favorable, and municipal credit quality appears to have stabilized after years of gradual improvement. This is particularly evident at the state government level, where replenished rainy day emergency funds may provide a cushion against economic downturns. In addition, tax receipts for most states have surpassed pre-recession levels, enabling them to balance their operating budgets or achieve budget surpluses.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Maintaining a Prudent Investment Posture

In this environment, most municipal money market funds maintained historically short weighted average maturities with a focus on liquidity. The fund was no exception, as we set its weighted average maturity in a range that is consistent with industry averages. Indeed, the fund’s short weighted average maturity helped it capture higher VRDN yields more quickly when they moved higher.

We also have maintained a careful and well-researched credit selection strategy. We have focused mainly on instruments with strong liquidity characteristics, including VRDNs, and we have emphasized broad diversification across municipal issuers and instruments backed by third parties. In our judgment, state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; certain local credits with strong financial positions and stable tax bases; and various health care and education issuers should remain stable credits.

Fed Hikes Short-Term Rates

While it remains to be seen if the new presidential administration’s fiscal and tax proposals will be enacted into law, many investors currently expect higher government spending and a friendlier business environment. In addition, just weeks after the reporting period’s end, the Fed raised the federal funds rate by another 0.25 percentage points to between 0.50% and 0.75% “in view of realized and expected labor market conditions and inflation.” This increase was widely anticipated, and money market yields already reflected the higher benchmark rate. The Fed went on to reiterate, “Economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

While most analysts expect additional rate hikes in 2017, any increases are likely to be modest. Therefore, we believe that an emphasis on preservation of capital and liquidity remains the prudent course for fund management.

December 15, 2016

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Municipal securities holdings (as applicable), while rated in the highest rating category by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General AMT-Free Municipal Money Market Fund from June 1, 2016 to November 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2016
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$2.60	$2.90	$2.65
Ending value (after expenses)	$1,000.20	$1,000.10	$1,000.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2016
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$2.63	$2.93	$2.68
Ending value (after expenses)	$1,022.40	$1,022.10	$1,022.35

† Expenses are equal to the fund’s annualized expense ratio of .52% for Class A, .58% for Class B and .53% for Dreyfus Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

November 30, 2016

Short-Term Investments - 99.3%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 7.1%
Chatom Industrial Development Board, Gulf Opportunity Zone Revenue (PowerSouth Energy Cooperative Projects) (LOC; National Rural Utilities Cooperative Finance Corporation)	0.73	12/7/16	5,000,000	[a]	5,000,000
Arizona - 1.5%
Tempe Industrial Development Authority, Revenue (The Centers for Habilitation Project) (LOC; Wells Fargo Bank)	0.70	12/7/16	1,080,000	[a]	1,080,000
Colorado - 8.8%
Colorado Educational and Cultural Facilities Authority, Revenue (Denver Seminary Project) (LOC; Wells Fargo Bank)	0.65	12/7/16	2,315,000	[a]	2,315,000
Colorado Educational and Cultural Facilities Authority, Revenue, Refunding (Boulder Country Day School Project) (LOC; Wells Fargo Bank)	0.65	12/7/16	1,915,000	[a]	1,915,000
Southern Ute Indian Tribe of the Southern Ute Indian Reservation, Revenue	0.56	12/7/16	2,000,000	[a,b]	2,000,000
				6,230,000
District of Columbia - 4.5%
District of Columbia, Revenue (District of Columbia Preparatory Academy Issue) (LOC; M&T Trust)	0.65	12/7/16	3,180,000	[a]	3,180,000
Florida - 11.5%
Collier County Industrial Development Authority, Revenue (Redlands Christian Migrant Association, Inc. Project) (LOC; Bank of America)	0.71	12/7/16	2,605,000	[a]	2,605,000
Florida Development Finance Corporation, Enterprise Bond Program IDR (Center Court Properties, LLC Project) (LOC; Branch Banking and Trust Co.)	0.59	12/7/16	1,580,000	[a]	1,580,000
Jacksonville, IDR (University of Florida Health Sciences Center Clinic) (LOC; Branch Banking and Trust Co.)	0.59	12/7/16	1,500,000	[a]	1,500,000
Jacksonville Electric Authority, Electric System Revenue, CP (Liquidity Facility; Royal Bank of Canada)	0.72	1/11/17	2,500,000		2,500,000
				8,185,000
Illinois - 4.9%
Illinois Finance Authority, Revenue (Everest Academy of Lemont Inc. Project) (Liquidity Facility; FHLB and LOC; FHLB)	0.65	12/7/16	3,500,000	[a]	3,500,000

6

Short-Term Investments - 99.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Indiana - 1.9%
Fort Wayne, EDR (University of Saint Francis Project) (LOC; JPMorgan Chase Bank)	0.58	12/7/16	1,360,000	[a]	1,360,000
Iowa - 3.5%
Iowa Finance Authority, EDR (Iowa West Foundation Project) (LOC; U.S. Bank NA)	0.59	12/7/16	2,500,000	[a]	2,500,000
Maryland - 5.1%
Baltimore County, Revenue, Refunding (Shade Tree Trace Apartments Facility) (LOC; M&T Trust)	0.65	12/7/16	1,165,000	[a]	1,165,000
Maryland Department of Transportation, Consolidated Transportation Revenue	5.00	2/15/17	505,000		509,327
Montgomery County, EDR (American Gastroenterological Association Project) (LOC; Wells Fargo Bank)	0.65	12/7/16	1,900,000	[a]	1,900,000
				3,574,327
Minnesota - 2.1%
Saint Paul Housing and Redevelopment Authority, Revenue (Goodwill/Easter Seals Project) (LOC; U.S. Bank NA)	0.95	12/7/16	1,500,000	[a]	1,500,000
Missouri - 2.2%
Kirkwood Industrial Development Authority, Revenue (Concordia Lutheran Church Community Recreational Facilities Project) (LOC; Bank of America)	0.72	12/7/16	1,540,000	[a]	1,540,000
New York - 8.0%
New York City, GO Notes (LOC; Mizuho Bank, Ltd.)	0.60	12/1/16	3,000,000	[a]	3,000,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; State Street Bank and Trust Co.)	0.61	12/1/16	1,200,000	[a]	1,200,000
Triborough Bridge and Tunnel Authority, General Revenue, Refunding (MTA Bridges and Tunnels) (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.57	12/1/16	1,500,000	[a]	1,500,000
				5,700,000
Ohio - 4.6%
Butler County, Revenue (The Lakota Family YMCA) (LOC; PNC Bank NA)	0.61	12/7/16	1,600,000	[a]	1,600,000
Ohio, Capital Facilities Lease-Appropriation Bonds (Adult Correctional Building Fund Projects)	0.55	12/7/16	1,650,000	[a]	1,650,000
				3,250,000

7

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 99.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 7.5%
Pennsylvania Economic Development Financing Authority, EDR (Montessori Academy of Chambersburg, Inc. Project) (LOC; PNC Bank NA)	0.72	12/7/16	1,200,000	[a]	1,200,000
Pennsylvania Higher Educational Facilities Authority, Revenue (Association of Independent Colleges and Universities of Pennsylvania Financing Program - Moore College of Art and Design Project) (LOC; PNC Bank NA)	0.61	12/7/16	1,800,000	[a]	1,800,000
York Redevelopment Authority, Revenue (LOC; M&T Trust)	0.65	12/7/16	2,315,000	[a]	2,315,000
				5,315,000
Texas - 2.1%
Houston, CP (Liquidity Facility; Sumitomo Mitsui Banking Corporation)	0.81	12/13/16	1,000,000		1,000,000
Katy Independent School District, GO Notes, Refunding (Liquidity Facility; Permanent School Fund Guarantee Program)	5.00	2/15/17	500,000		504,313
				1,504,313
Virginia - 11.4%
Fairfax County Industrial Development Authority, Revenue (Fairfax Hospital System, Inc.) (LOC; Northern Trust Company)	0.63	12/7/16	2,800,000	[a]	2,800,000
Fairfax County Industrial Development Authority, Revenue (Fairfax Hospital System, Inc.) (LOC; Northern Trust Company)	0.63	12/7/16	2,800,000	[a]	2,800,000
Fairfax County Industrial Develpoment Authority, Revenue (Fairfax Hospital System, Inc.) (LOC; Northern Trust Company)	0.63	12/7/16	2,500,000	[a]	2,500,000
				8,100,000
Washington - .7%
Washington Housing Finance Commission, Nonprofit Revenue (The Evergreen School Project) (LOC; Wells Fargo Bank)	0.65	12/7/16	495,000	[a]	495,000
West Virginia - 3.1%
Cabell County Commission, Revenue (Huntington YMCA Project) (LOC; JPMorgan Chase Bank)	0.66	12/7/16	2,190,000	[a]	2,190,000
Wisconsin - 8.8%
Byron, IDR, Refunding (Ocean Spray Cranberries, Inc. Project) (LOC; Bank of America)	0.65	12/7/16	3,250,000	[a]	3,250,000

8

Short-Term Investments - 99.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Wisconsin - 8.8% (continued)
Wisconsin Health and Educational Facilities Authority, Revenue (Mequon Jewish Campus, Inc. Project) (LOC; JPMorgan Chase Bank)	0.58	12/7/16	2,000,000	[a] 2,000,000
Wisconsin Health and Educational Facilities Authority, Revenue (University of Wisconsin Medical Foundation, Inc.) (LOC; JPMorgan Chase Bank)	0.58	12/7/16	1,000,000	[a] 1,000,000
				6,250,000
Total Investments (cost $70,453,640)			99.3%	70,453,640
Cash and Receivables (Net)			0.7%	501,425
Net Assets			100.0%	70,955,065

a Variable rate demand note—rate shown is the interest rate in effect at November 30, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, this security amounted to $2,000,000 or 2.82% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Industrial	28.3
Education	22.2
Health Care	22.0
City	5.6
Housing	4.5
Utility-Electric	3.5
Transportation Services	2.8
Special Tax	2.3
Utility-Water and Sewer	1.7
Other	6.4
99.3

† Based on net assets.

See notes to financial statements.

9

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	70,453,640	70,453,640
Cash		981,576
Interest receivable		59,838
		71,495,054
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		34,390
Payable for investment securities purchased		500,599
Payable for shares of Common Stock redeemed		5,000
		539,989
Net Assets ($)		70,955,065
Composition of Net Assets ($):
Paid-in capital		70,955,001
Accumulated net realized gain (loss) on investments		64
Net Assets ($)		70,955,065

Net Asset Value Per Share	Class A	Class B	Dreyfus Class
Net Assets ($)	2,642,621	55,770,933	12,541,511
Shares Outstanding	2,642,664	55,772,163	12,541,887
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

11

STATEMENT OF OPERATIONS
Year Ended November 30, 2016

Investment Income ($):
Interest Income	788,206
Expenses:
Management fee—Note 2(a)	1,022,433
Distribution fees—Note 2(b)	435,447
Shareholder servicing costs—Note 2(c)	396,584
Directors’ fees—Note 2(a,d)	28,328
Total Expenses	1,882,792
Less—reduction in expenses due to undertaking—Note 2(a)	(1,094,736)
Less—Directors’ fees reimbursed by Dreyfus—Note 2(a)	(28,328)
Net Expenses	759,728
Investment Income—Net	28,478
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	64
Net Increase in Net Assets Resulting from Operations	28,542

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended		One Month Ended		Year Ended
	November 30, 2016	[a]	November 30, 2015	[b]	October 31, 2015
Operations ($):
Investment income—net	28,478		385		82
Net realized gain (loss) on investments	64		-		18,736
Net Increase (Decrease) in Net Assets Resulting from Operations	28,542		385		18,818
Dividends to Shareholders from ($):
Investment income—net:
Class A	(2,440)		(1,488)		(1,387)
Class B	(15,086)		(14,725)		(12,638)
Dreyfus Class	(10,016)		(711)		(722)
Class R	(936)		(2,197)		(2,674)
Total Dividends	(28,478)		(19,121)		(17,421)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	26,155,872		2,710,284		25,267,613
Class B	426,725,074		30,000,220		426,624,351
Dreyfus Class	64,755,821		118,781		35,377,266
Class R	58,048,955		14,478,755		283,027,454
Dividends reinvested:
Class A	2,377		1,488		1,382
Class B	14,944		14,725		12,625
Dreyfus Class	9,431		710		707
Class R	213		449		633
Cost of shares redeemed:
Class A	(42,542,679)		(765,458)		(25,845,327)
Class B	(550,865,054)		(23,488,323)		(434,441,661)
Dreyfus Class	(61,027,567)		(319,465)		(37,968,937)
Class R	(85,059,669)		(8,734,228)		(292,502,461)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(163,782,282)		14,017,938		(20,446,355)
Total Increase (Decrease) in Net Assets	(163,782,218)		13,999,202		(20,444,958)
Net Assets ($):
Beginning of Period	234,737,283		220,738,081		241,183,039
End of Period	70,955,065		234,737,283		220,738,081

[a]On April 15, 2016, all of the 18,287,259 Class R shares outstanding were converted into 18,287,186 Dreyfus Class shares.
[b]The fund has changed its fiscal year end from October 31 to November 30.
See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Class A Shares	Year Ended	One Month Ended	Year Ended October 31,
November 30, 2016		November 30, 2015[a]	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.03	.01[c]	.00[d]	.01	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71	.71[e]	.71	.71	.71	.71
Ratio of net expenses to average net assets	.35	.14[e]	.15	.16	.23	.28
Ratio of net investment income to average net assets	.01	.00[d,e]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	2,643	19,027	17,083	17,659	23,792	27,625

a The fund has changed its fiscal year end from October 31 to November 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.

See notes to financial statements.

14

Class B Shares	Year Ended	One Month Ended	Year Ended October 31,
November 30, 2016		November 30, 2015[a]	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.01[c]	.00[d]	.01	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01	1.01[e]	1.01	1.01	1.01	1.01
Ratio of net expenses to average net assets	.38	.14[e]	.15	.16	.23	.29
Ratio of net investment income to average net assets	.01	.00[d,e]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	55,771	179,895	173,383	181,187	181,787	248,951

a The fund has changed its fiscal year end from October 31 to November 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Dreyfus Class Shares	Year Ended	One Month Ended	Year Ended October 31,
November 30, 2016[a]		November 30, 2015[b]	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.000[c]	.000[c]	.000[c]	.000[c]	.000[c]
Distributions:
Dividends from investment income—net	(.001)	(.000)[c]	(.000)[c]	(.000)[c]	(.000)[c]	(.000)[c]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.08	.01[d]	.00[e]	.01	.00[e]	.00[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52	.51[f]	.51	.51	.51	.51
Ratio of net expenses to average net assets	.41	.14[f]	.16	.17	.23	.28
Ratio of net investment income to average net assets	.06	.00[e,f]	.00[e]	.00[e]	.00[e]	.00[e]
Net Assets, end of period ($ x 1,000)	12,542	8,804	9,005	11,596	14,720	14,017

a On April 15, 2016, Class R shares were converted to Dreyfus Class shares.
b The fund has changed its fiscal year end from October 31 to November 30.
c Amount represents less than $.001 per share.
d Not annualized.
e Amount represents less than .01%.
f Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General AMT-Free Municipal Money Market Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek a high level of current income, consistent with stability of principal, that is exempt from federal income taxes. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

On April 15, 2016, the fund’s Class R shares were converted to Dreyfus Class shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 4 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (1 billion shares authorized), Class B (1 billion shares authorized) and Dreyfus Class (2 billion shares authorized). Class A and Class B shares are designed primarily for people who are investing through a third party financial intermediary, such as a bank, broker-dealer, financial adviser or Retirement Plan.  Both Class A and Class B shares bear a Rule 12b-1 Distribution Plan fee.  Class B shares also bear a Shareholder Services Plan fee.  Dreyfus Class shares are sold to any investor and bear no Distribution Plan or Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

In 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The deadline for compliance with the amendments was October 14, 2016. The fund is a “retail money market fund” as that term is defined in the amended rules. As such, the fund may continue to use the amortized cost valuation method and

17

NOTES TO FINANCIAL STATEMENTS (continued)

transact fund shares at a stable $1.00 NAV, provided that the fund satisfies certain conditions. Effective October 14, 2016, the amended rules permit, or in certain circumstances, require the fund to impose liquidity fees on redemptions, and permit the fund to suspend redemptions for up to 10 business days in any 90-day period, if the fund’s liquidity falls below required minimums.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

18

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	70,453,640
Level 3 - Significant Unobservable Inputs	-
Total	70,453,640
† See Statement of Investments for additional detailed categorizations.

At November 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

19

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2016, the fund did not incur any interest or penalties.

The tax year ended November 30, 2016, the one-month period ended November 30, 2015 and each tax year in the two-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2016, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2016, November 30, 2015 and October 31, 2015 were as follows: tax-exempt income $28,478, $385 and $82, ordinary income $0, $18,736 and $0, and long-term capital gains $0, $0 and $17,339, respectively.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at an annual rate of .50% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, Distribution Plan fees, Shareholder Services Plan fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and

20

expenses of the non-interested Directors (including counsel fees). During the periods ended November 30, 2016, fees reimbursed by Dreyfus amounted to $28,328.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,094,736 during the period ended November 30, 2016.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class A shares and Class B shares may pay annually up to .25% of the value of their average daily net assets (Class A shares are currently limited by the Board to .20%) attributable to Class A shares and Class B shares to compensate the Distributor for shareholder servicing activities and activities primarily intended to result in the sale of Class A shares and Class B shares. During the period ended November 30, 2016, Class A shares and Class B shares were charged $38,863 and $396,584, respectively, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan subject to Rule 12b-1 under the Act, pursuant to which the fund pays the Distributor for the provision of certain services to the holders of its Class B shares a fee at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may enter into Shareholder Services Agreements (the “Agreements”) with Service Agents and make payments to Service Agents with respect to these services. During the period ended November 30, 2016, Class B shares were charged $396,584, pursuant to the Shareholder Services Plan.

The Company and the Distributor may suspend or reduce payments under the Shareholder Services Plan at any time, and payments are subject to the continuation of the Shareholder Services Plan and the Agreements described above. From time to time, the Service Agents, the Distributor and the Company may agree to voluntarily reduce the maximum fees payable under the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested

21

NOTES TO FINANCIAL STATEMENTS (continued)

persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $28,435, Distribution Plan fees $11,972 and Shareholder Services Plan fees $11,509, which are offset against an expense reimbursement currently in effect in the amount of $17,526.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended November 30, 2016, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $83,095,000 and $212,675,000, respectively.

22

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders of
The Dreyfus/Laurel Funds, Inc.

We have audited the accompanying statement of assets and liabilities of General AMT-Free Municipal Money Market Fund (the “Fund”), a series of The Dreyfus/Laurel Funds, Inc., including the statement of investments, as of November 30, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for the year ended November 30, 2016, for the one-month period ended November 30, 2015 and for the year ended October 31, 2015, and the financial highlights for the year ended November 30, 2016, for the one-month period ended November 30, 2015 and for each of the years in the four-year period ended October 31, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General AMT-Free Municipal Money Market Fund as of November 30, 2016, the results of its operations for the year then ended, the changes in its net assets for the year ended November 30, 2016, for the one-month period ended November 30, 2015 and for the year ended October 31, 2015, and the financial highlights for the year ended November 30, 2016, for the one-month period ended November 30, 2015 and for each of the years in the four-year period ended October 31, 2015, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 25, 2017

23

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended November 30, 2016 as “exempt-interest dividends” (not generally subject to regular Federal income tax). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2016 calendar year on Form 1099-DIV, which will be mailed in early 2017.

24

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1999)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Francine J. Bovich (65)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 76

———————

Kenneth A. Himmel (70)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Managing Partner, Gulf Related, an international real estate development company (2010-present)

• President and CEO, Related Urban Development, a real estate development company (1996-present)

• President and CEO, Himmel & Company, a real estate development company (1980-present)

• CEO, American Food Management, a restaurant company (1983-present)

No. of Portfolios for which Board Member Serves: 28

———————

25

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Stephen J. Lockwood (69)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Chairman of the Board, Stephen J. Lockwood and Company LLC, a real estate investment company (2000-present)

No. of Portfolios for which Board Member Serves: 28

———————

Roslyn M. Watson (67)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 62

———————

Benaree Pratt Wiley (70)

Board Member (1998)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 86

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS

James M. Fitzgibbons, Emeritus Board Member
J. Tomlinson Fort, Emeritus Board Member

26

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 61 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

27

OFFICERS OF THE FUND (Unaudited) (continued)

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since December 2002.

Senior Accounting Manager of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

28

NOTES

29

For More Information

General AMT-Free Municipal Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DLTXX Class B: DMBXX Dreyfus Class: DLRXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0324AR1116

General Treasury and Agency Money Market Fund

ANNUAL REPORT November 30, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General Treasury and Agency Money Market Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for General Treasury and Agency Money Market Fund, covering the 12-month period from December 1, 2015 through November 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds advanced over the reporting period despite bouts of market volatility stemming from various global economic developments. In December 2015, investor sentiment deteriorated amid sluggish global economic growth, falling commodity prices, and the first increase in short-term U.S. interest rates in nearly a decade. These worries sparked particularly sharp stock market declines in January 2016, but equities began to rally in February when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies further, and commodity prices began to rebound. Stocks generally continued to climb through the summer, driving several broad measures of U.S. stock market performance to record highs. Stock prices moderated in advance of U.S. elections, but markets subsequently rallied to new highs in anticipation of changes in U.S. fiscal and tax policies. In the bond market, yields of high-quality sovereign bonds moved lower over much of the reporting period due to robust investor demand for current income, but yields surged higher after the election amid expectations of rising interest rates.

The transition to a new U.S. president and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and political landscape, while others probably will face challenges. Consequently, selectivity could become a more important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
December 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2015 through November 30, 2016, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended November 30, 2016, General Treasury and Agency Money Market Fund’s Class A shares produced a yield of 0.01%, and Dreyfus Class shares yielded 0.01%. Taking into account the effects of compounding, the fund’s Class A shares and Dreyfus Class shares produced effective yields of 0.01% and 0.01%, respectively. From their inception on January 4, 2016 through November 30, 2016, the fund’s Class B shares produced an annualized yield of 0.01% and an annualized effective yield of 0.01%.1

International economic conditions and low inflation prompted the Federal Reserve Board (the “Fed”) to leave short-term interest rates unchanged between an initial rate hike in December 2015 and the end of the reporting period, but money market yields climbed modestly in anticipation of a widely expected rate hike in December 2016.

As of April 15, 2016, the fund’s Class R shares were renamed Dreyfus Class shares.

The Fund’s Investment Approach

The fund seeks a high level of current income consistent with stability of principal. To pursue its goal, the fund normally invests at least 80% of its assets in Treasury securities and repurchase agreements collateralized by Treasury securities or securities issued by U.S. government agencies that are backed by the full faith and credit of the U.S. government.

U.S. Economy Gathered Momentum

The reporting period began in the midst of global economic headwinds, but the U.S. economy continued to grow as domestic labor markets strengthened in December 2015 with a 5.0% unemployment rate and 271,000 new jobs created. The Fed responded in mid-December to the improving labor market by hiking the federal funds rate 25 basis points to between 0.25% and 0.50%.

An economic slowdown in China, plunging commodity prices, and global stock market declines in January 2016 sparked a flight to quality among investors, yet U.S. economic data remained positive when the unemployment rate slid to 4.9% and 172,000 jobs were added. Employment data improved further in February with 242,000 new jobs and a steady unemployment rate. Manufacturing activity expanded in March for the first time in six months due to surging order volumes and rebounding raw materials prices, but the unemployment rate returned to 5.0% despite the creation of 186,000 new jobs. The U.S. economy grew at a 1.1% annualized rate over the first quarter of 2016.

April saw the addition of 144,000 new jobs, and the unemployment rate remained unchanged. Meanwhile, manufacturing and utility output advanced strongly, and inflation accelerated amid recovering energy prices. Economic data were mixed in May as only 24,000 new jobs were created while the unemployment rate declined to 4.7% as workers left the labor force. Investors remained cautious in June due to uncertainty surrounding a referendum in the United Kingdom to leave the European Union. Yet, an unexpectedly

3

DISCUSSION OF FUND PERFORMANCE (continued)

robust 271,000 jobs were created during the month and the unemployment rate increased to 4.9%. U.S. GDP grew at only a 1.4% annualized rate over the second quarter.

Robust job growth continued in July with the addition of 252,000 positions, an unchanged unemployment rate, and higher average hourly earnings. The manufacturing and services sectors continued to expand, but at slower rates. August brought more disappointing economic news, including a decline in new job creation to 176,000 positions. Activity in the manufacturing sector contracted in August after five consecutive months of expansion. In September, 208,000 new jobs were added even as the unemployment rate ticked higher to 5.0%. U.S. GDP grew at a relatively robust 3.2% annualized rate for the third quarter overall.

The financial markets proved volatile during October due to political uncertainty ahead of the U.S. election, but economic data generally remained positive. The unemployment rate ticked lower to 4.9% as an estimated 142,000 jobs were created, and quarterly corporate earnings came in higher than most analysts expected. November saw a post-election rally in most financial markets when investors looked forward to new fiscal and tax policies. Consumer confidence rose to its highest level since July 2007, and the unemployment rate slid to 4.6% while 178,000 new jobs were created.

Fed Hikes Short-Term Rates

Just weeks after the reporting period’s end, the Fed raised the federal funds rate by another 0.25 percentage points to between 0.50% and 0.75% “in view of realized and expected labor market conditions and inflation.” This increase was widely anticipated by investors, and money market yields already had climbed modestly to reflect the higher benchmark rate. While many analysts expect the Fed to raise short-term rates further in 2017, any increases are likely to be modest and gradual.

Therefore, we have maintained the fund’s weighted average maturity in a range that is consistent with industry averages, and we have retained our longstanding focus on quality and liquidity.

December 15, 2016

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1 Effective yield and annualized effective yield are based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Treasury and Agency Money Market Fund from June 1, 2016 to November 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2016
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$1.90	$1.95	$1.90
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2016
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$1.92	$1.97	$1.92
Ending value (after expenses)	$1,023.10	$1,023.05	$1,023.10

† Expenses are equal to the fund’s annualized expense ratio of .38% for Class A, .39% for Class B and .38% for Dreyfus Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
November 30, 2016

U.S. Treasury Floating Rate Notes - 15.8%	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
12/1/16	0.66	5,000,000	[a]	5,001,210
12/1/16	0.66	5,000,000	[a]	5,000,483
12/1/16	0.75	45,000,000	[a]	45,005,879
Total U.S. Treasury Floating Rate Notes (cost $55,007,572)				55,007,572
U.S. Treasury Notes - 8.6%
5/31/17	0.51	10,000,000		10,110,626
5/31/17	0.56	20,000,000		20,005,254
Total U.S. Treasury Notes (cost $30,115,880)				30,115,880
Repurchase Agreements - 75.3%
ABN AMRO Bank	0.27	80,000,000		80,000,000
dated 11/30/16, due 12/1/16 in the amount of $80,000,600 (fully collateralized by $82,624,707 U.S. Treasuries, 0.13%-3.38%, due 7/31/17-5/15/44, value $81,600,006)
BNP Paribas	0.27	30,000,000		30,000,000
dated 11/30/16, due 12/1/16 in the amount of $30,000,225 (fully collateralized by $32,756,435 U.S. Treasuries (including strips), 0%-3%, due 2/28/18-11/15/45, value $30,600,000)
Credit Agricole CIB	0.26	73,000,000		73,000,000
dated 11/30/16, due 12/1/16 in the amount of $73,000,527 (fully collateralized by $78,847,386 U.S. Treasuries (including strips), 0%-8.50%, due 1/15/18-2/15/44, value $74,460,001)

6

Repurchase Agreements - 75.3% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
HSBC USA Inc.	0.26	10,000,000	10,000,000
dated 11/30/16, due 12/1/16 in the amount of $10,000,072 (fully collateralized by $10,335,000 U.S. Treasuries, 2%, due 2/15/25, value $10,200,491)
JPMorgan Chase & Co.	0.27	70,000,000	70,000,000
dated 11/30/16, due 12/1/16 in the amount of $70,000,525 (fully collateralized by $73,530,000 U.S. Treasuries, 1.50%-1.63%, due 12/31/19-3/31/23, value $71,404,382)
Total Repurchase Agreements (cost $263,000,000)			263,000,000
Total Investments (cost $348,123,452)		99.7%	348,123,452
Cash and Receivables (Net)		.3%	1,121,203
Net Assets		100.0%	349,244,655

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	75.3
U.S. Treasury Floating Rate Notes	15.8
U.S. Treasury Notes	8.6
99.7

† Based on net assets.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $263,000,000)—Note 1(b)	348,123,452	348,123,452
Cash		1,174,953
Interest receivable		42,619
		349,341,024
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		96,369
		96,369
Net Assets ($)		349,244,655
Composition of Net Assets ($):
Paid-in capital		349,244,655
Net Assets ($)		349,244,655

Net Asset Value Per Share	Class A	Class B	Dreyfus Class
Net Assets ($)	246,191,413	40,000	103,013,242
Shares Outstanding	246,191,144	40,000	103,013,511
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS

Year Ended November 30, 2016

Investment Income ($):
Interest Income	1,344,298
Expenses:
Management fee—Note 2(a)	1,949,906
Distribution fees—Note 2(b)	491,482
Directors’ fees—Note 2(a,d)	57,886
Shareholder servicing costs—Note 2(c)	91
Total Expenses	2,499,365
Less—reduction in expenses due to undertaking—Note 2(a)	(1,134,435)
Less—Directors’ fees reimbursed by Dreyfus—Note 2(a)	(57,886)
Net Expenses	1,307,044
Investment Income—Net, representing net increase in net assets resulting from operations	37,254

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended		One Month Ended		Year Ended
	November 30, 2016	[a]	November 30, 2015	[b]	October 31, 2015
Operations ($):
Investment Income—net	37,254		13		173
Net realized gain (loss) on investments	-		-		800
Investment Income—Net	37,254		13		973
Dividends to Shareholders from ($):
Investment income—net:
Class A	(23,711)		(354)		(417)
Class B	(3)		-		-
Dreyfus Class	(13,540)		(459)		(868)
Total Dividends	(37,254)		(813)		(1,285)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	243,486,056		3,111,655		126,278,266
Class B	40,000		-		-
Dreyfus Class	328,968,416		60,321,266		436,832,145
Dividends reinvested:
Class A	23,342		351		410
Dreyfus Class	1,398		6		4
Cost of shares redeemed:
Class A	(159,345,921)		(11,335,231)		(78,563,781)
Dreyfus Class	(429,041,032)		(33,231,754)		(592,432,301)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(15,867,741)		18,866,293		(107,885,257)
Total Increase (Decrease) in Net Assets	(15,867,741)		18,865,493		(107,885,569)
Net Assets ($):
Beginning of Period	365,112,396		346,246,903		454,132,472
End of Period	349,244,655		365,112,396		346,246,903

[a]On January 4, 2016, the fund commenced offering Class B shares and on April 15, 2016, Class R shares were redesignated as Dreyfus Class shares.
[b]The fund has changed its fiscal year end from October 31 to November 30.
See notes to financial statements.

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FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Class A Shares	Year Ended	One Month Ended	Year Ended October 31,
November 30, 2016		November 30, 2015[a]	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.00[c,d]	.00[d]	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72	.74[e]	.71	.71	.71	.71
Ratio of net expenses to average net assets	.34	.09[e]	.08	.05	.09	.10
Ratio of net investment income to average net assets	.01	.00[d,e]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	246,191	162,028	170,252	122,537	155,847	122,029

a The fund has changed its fiscal year end from October 31 to November 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

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FINANCIAL HIGHLIGHTS (continued)

Class B Shares	Period Ended
November 30, 2016[a]
Per Share Data ($):
Net asset value, beginning of period	1.00
Investment Operations:
Investment income—net[b]	.000
Distributions:
Dividends from investment income—net[b]	(.000)
Net asset value, end of period	1.00
Total Return (%)[c]	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.97
Ratio of net expenses to average net assets[d]	.36
Ratio of net investment income to average net assets[d]	.01
Net Assets, end of period ($ x 1,000)	40

a From January 4, 2016 (commencement of initial offering) to November 30, 2016.
b Amount represents less than $.001 per share.
c Not annualized.
d Annualized.

See notes to financial statements.

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Dreyfus Class Shares	Year Ended	One Month Ended	Year Ended October 31,
November 30, 2016[a]		November 30, 2015[b]	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[c]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[c]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.00[d,e]	.00[e]	.00[e]	.00[e]	.00[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51	.54[f]	.51	.51	.51	.51
Ratio of net expenses to average net assets	.33	.10[f]	.08	.05	.09	.11
Ratio of net investment income to average net assets	.01	.00[e,f]	.00[e]	.00[e]	.00[e]	.00[e]
Net Assets, end of period ($ x 1,000)	103,013	203,084	175,995	331,596	186,655	214,391

a On April 15, 2016, Class R shares were redesignated as Dreyfus Class shares.
b The fund has changed its fiscal year end from October 31 to November 30.
c Amount represents less than $.001 per share.
d Not annualized.
e Amount represents less than .01%.
f Annualized.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General Treasury and Agency Money Market Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek a high level of current income consistent with stability of principal. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

On January 4, 2016, the fund commenced offering Class B shares. Also, effective April 15, 2016, the fund’s existing Class R shares were redesignated as Dreyfus Class shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 1 billion shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B and Dreyfus Class. Class A and Class B shares are designed primarily for people who are investing through a third party financial intermediary, such as a bank, broker-dealer, financial adviser or Retirement Plan.  Both Class A and Class B shares bear a Rule 12b-1 Distribution Plan fee.  Class B shares also bear a Shareholder Services Plan fee.  Dreyfus Class shares are sold to any investor and bear no Distribution Plan or Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

In 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The deadline for compliance with the amendments was October 14, 2016. The fund is a “government money market fund” as that term is defined in the amended rules. As a government money market fund, the fund may continue to use the

14

amortized cost valuation method and transact fund shares at a stable $1.00 NAV, provided that the fund invests at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or it agencies or instrumentalities, or repurchase agreements collateralized solely by cash and/or government securities, or cash.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

15

NOTES TO FINANCIAL STATEMENTS (continued)

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	348,123,452
Level 3 - Significant Unobservable Inputs	-
Total	348,123,452
† See Statement of Investments for additional detailed categorizations.

At November 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit

16

additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2016, the fund did not incur any interest or penalties.

The tax year ended November 30, 2016, the one-month period ended November 30, 2015 and each tax year in the two-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2016, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2016, November 30, 2015 and October 31, 2015 were all ordinary income.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

17

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at an annual rate of .50% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, Distribution Plan fees, Shareholder Services Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the periods ended November 30, 2016, fees reimbursed by Dreyfus amounted to $57,886.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,134,435 during the period ended November 30, 2016.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class A shares and Class B shares may pay annually up to .25% of the value of their average daily net assets (Class A shares are currently limited by the Board to .20%) attributable to Class A shares and Class B shares to compensate the Distributor for shareholder servicing activities and activities primarily intended to result in the sale of Class A shares and Class B shares. During the period ended November 30, 2016, Class A shares and Class B shares were charged $491,409 and $73, respectively, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan subject to Rule 12b-1 under the Act, pursuant to which the fund pays the Distributor for the provision of certain services to the holders of its Class B shares a fee at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under

18

the Shareholder Services Plan, the Distributor may enter into Shareholder Services Agreements (the “Agreements”) with Service Agents and make payments to Service Agents with respect to these services. During the period ended November 30, 2016, Class B shares were charged $91, pursuant to the Shareholder Services Plan.

The Company and the Distributor may suspend or reduce payments under the Shareholder Services Plan at any time, and payments are subject to the continuation of the Shareholder Services Plan and the Agreements described above. From time to time, the Service Agents, the Distributor and the Company may agree to voluntarily reduce the maximum fees payable under the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $138,778, Distribution Plan fees $39,084 and Shareholder Service Plan fees $8, which are offset against an expense reimbursement currently in effect in the amount of $81,501.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

19

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders of
The Dreyfus/Laurel Funds, Inc.

We have audited the accompanying statement of assets and liabilities of General Treasury and Agency Money Market Fund (the “Fund”), a series of The Dreyfus/Laurel Funds, Inc., including the statement of investments, as of November 30, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for the year ended November 30, 2016, for the one-month period ended November 30, 2015 and for the year ended October 31, 2015, and the financial highlights for the year or period ended November 30, 2016, for the one-month period ended November 30, 2015 and for each of the years in the four-year period ended October 31, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Treasury and Agency Money Market Fund as of November 30, 2016, the results of its operations for the year then ended, the changes in its net assets for the year ended November 30, 2016, for the one-month period ended November 30, 2015 and for the year ended October 31, 2015, and the financial highlights for the year or period ended November 30, 2016, for the one-month period ended November 30, 2015 and for each of the years in the four-year period ended October 31, 2015, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 25, 2017

20

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended November 30, 2016 as qualifying interest related dividends.

21

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1999)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Francine J. Bovich (65)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 76

———————

Kenneth A. Himmel (70)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Managing Partner, Gulf Related, an international real estate development company (2010-present)

• President and CEO, Related Urban Development, a real estate development company (1996-present)

• President and CEO, Himmel & Company, a real estate development company (1980-present)

• CEO, American Food Management, a restaurant company (1983-present)

No. of Portfolios for which Board Member Serves: 28

———————

22

Stephen J. Lockwood (69)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Chairman of the Board, Stephen J. Lockwood and Company LLC, a real estate investment company (2000-present)

No. of Portfolios for which Board Member Serves: 28

———————

Roslyn M. Watson (67)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 62

———————

Benaree Pratt Wiley (70)

Board Member (1998)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 86

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS

James M. Fitzgibbons, Emeritus Board Member
J. Tomlinson Fort, Emeritus Board Member

23

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 61 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

24

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since December 2002.

Senior Accounting Manager of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

25

For More Information

General Treasury and Agency Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DUIXX Class B: DABXX Dreyfus Class: DUTXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0326AR1116

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for the fiscal year ended October 31, 2015, the one-month period ended November 30, 2015 and the fiscal year ended November 30, 2016 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $60,200, $37,400 and $61, 800, respectively.

(b)  Audit-Related Fees. The aggregate fees billed in the fiscal year ended October 31, 2015, the one-month period ended November 30, 2015 and the fiscal year ended November 30, 2016 for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $4,400, $1,500 and $4,400, respectively. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the fiscal year ended October 31, 2015, the one-month period ended November 30, 2015 and the fiscal year ended November 30, 2016 for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0, $0 and $0, respectively.

(c)  Tax Fees.  The aggregate fees billed in the fiscal year ended October 31, 2015, the one-month period ended November 30, 2015 and the fiscal year ended November 30, 2016 for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,860, $5,000 and $5,000, respectively.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns. The aggregate fees billed in the fiscal year ended October 31, 2015, the one-month period ended November 30, 2015 and the fiscal year ended November 30, 2016 for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0, $0 and $0, respectively.

(d)  All Other Fees.  The aggregate fees billed in the fiscal year ended October 31, 2015, the one-month period ended November 30, 2015 and the fiscal year ended November 30, 2016 for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0, $0 and $0, respectively.

The aggregate fees billed in the fiscal year ended October 31, 2015, the one-month period ended November 30, 2015 and the fiscal year ended November 30, 2016 for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0, $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the fiscal year ended October 31, 2015, the one-month period ended November 30, 2015 and the fiscal year ended November 30, 2016 $14,933,643 in 2015, $15,517,652 from November 1, 2015 through November 30, 2015 and $18,702,000 in 2016.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 26, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 26, 2017

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)